INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets And Goodwill
SCHEDULE OF INTELLECTUAL PROPERTY

	Patents	Customer Relationships	Brand	Software	Goodwill	Total
Cost
Balance at December 31, 2021	$41,931	$197,000	$23,000	$552,000	$5,940,409	$6,754,340
Additions	-	-	-	4,684	-	4,684
Foreign exchange translation	-	-	1,571	29,576	257,782	288,929
Impairment	-	-	(24,571)	(462,577)	(6,198,191)	(6,685,339)
Balance at December 31, 2022	$41,931	$197,000	$-	$123,683	$-	$362,614
Impairment	-	(87,415)	-	-	-	(87,415)
Balance at December 31, 2023	$41,931	$109,585	$-	$123,683	$-	$275,199

Accumulated amortization
Balance at December 31, 2021	$41,931	$60,414	$3,450	$114,235	$-	$220,030
Charge for the year	-	27,317	4,719	147,446	-	179,482
Foreign exchange translation	-	-	431	13,295	-	13,726
Impairment	-	-	(8,600)	(221,825)	-	(230,425)
Balance at December 31, 2022	41,931	87,731	-	53,151	-	182,813
Charge for the year	-	21,854	-	14,106	-	35,960
Balance at December 31, 2023	$41,931	$109,585	$-	$67,257	$-	$218,773

Net book value:
December 31, 2022	$-	$109,269	$-	$70,532	$-	$179,801
December 31, 2023	$-	$-	$-	$56,426	$-	$56,426